Research and development expenses - Breakdown of Research and Development Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research and development expenses	€ (35,789,166)	€ (19,508,101)	€ (5,684,562)
Personnel expenses [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research and development expenses	(7,988,097)	(2,951,323)	(131,544)
Clinical expenses [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research and development expenses	(16,944,557)	(8,748,748)	(2,009,892)
Nonclinical expenses [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research and development expenses	(3,891,479)	(3,322,590)	(1,850,444)
Manufacturing costs [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research and development expenses	(6,325,068)	(4,311,958)	(1,379,590)
License costs [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research and development expenses	(500,000)		(300,000)
Intellectual Property costs [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Research and development expenses	€ (139,966)	€ (173,482)	€ (13,092)